UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Ordinary shares	Treasury shares	Additional paid-in capital	Accumulated deficit	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment	Statutory reserves	Accumulated other comprehensive losses	Total iClick Interactive Asia Group Limited shareholders' equity	Total iClick Interactive Asia Group Limited shareholders' equity Cumulative Effect, Period of Adoption, Adjustment	Non-controlling interests
Beginning balance at Dec. 31, 2018	$ 106,640		$ 28	$ (576)	$ 293,072	$ (181,413)		$ 81	$ (5,867)	$ 105,325		$ 1,315
Beginning balance, shares at Dec. 31, 2018			27,986,700	1,363,860
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units (“RSUs”)	240		$ 1	$ 47	192					240
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs"), shares			109,926	(109,926)
Share-based compensation expense	1,222				1,222					1,222
RSUs vested, in shares			11,250
Business combinations (Note 4(a))	11,815											11,815
Capital injection in a subsidiary	(99)											(99)
Repurchase of ordinary shares	(482)			$ (482)						(482)
Repurchase of ordinary shares, shares				62,787
Issuance of ordinary shares pursuant to convertible notes conversion (Note 18)	4,431				4,431					4,431
Issuance of ordinary shares pursuant to convertible notes conversion (Note 18), shares			410,241
Net loss	(5,713)					(5,276)				(5,276)		(437)
Foreign currency translation	89								89	89
Ending balance at Jun. 30, 2019	118,143		$ 29	$ (1,011)	298,917	(186,689)		81	(5,778)	105,549		12,594
Ending balance, shares at Jun. 30, 2019			28,518,117	1,316,721
Beginning balance at Dec. 31, 2019	114,556	$ (3,971)	$ 29	$ (4,858)	305,344	(191,016)	$ (3,971)	81	(7,479)	102,101	$ (3,971)	12,455
Beginning balance, shares at Dec. 31, 2019			28,690,635	1,744,873
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201911Member					us-gaap:AccountingStandardsUpdate201911Member				us-gaap:AccountingStandardsUpdate201911Member
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units (“RSUs”)	390			$ 106	284					390
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs"), shares			266,604	(266,604)
Share-based compensation expense	2,267				2,267					2,267
RSUs vested, in shares			118,751
Repurchase of ordinary shares	(677)			$ (677)						(677)
Repurchase of ordinary shares, shares				64,133
Issuance of ordinary shares upon private investment in public equity (“PIPE”) offering (Note 1(b))	18,531		$ 2		18,529					18,531
Issuance of ordinary shares upon private investment in public equity (“PIPE”) offering (Note 1(b)), shares			2,107,400
Issuance of ordinary shares pursuant to convertible notes conversion (Note 18)	36,168		$ 4		36,164					36,168
Issuance of ordinary shares pursuant to convertible notes conversion (Note 18), shares			4,514,617
Issuance of ordinary shares upon acquisition of Optimal Power Limited (Note 4(c))	39,936		$ 4		31,945					31,949		7,987
Issuance of ordinary shares upon acquisition of Optimal Power Limited (Note 4(c)), shares			3,589,744
Net loss	(8,449)					(7,352)				(7,352)		(1,097)
Foreign currency translation	612								630	630		(18)
Ending balance at Jun. 30, 2020	$ 199,363		$ 39	$ (5,429)	$ 394,533	$ (202,339)		$ 81	$ (6,849)	$ 180,036		$ 19,327
Ending balance, shares at Jun. 30, 2020			39,287,751	1,542,402